Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [Abstract]
Schedule of material revenue recognised
	June 30 2021 £’000	June 30 2020 £’000
Revenue:
Retail	207,948	36,902
Wholesale	12,774	2,509
Other sales	27,487	534

Revenue	248,209	39,945

Schedule of recognition of revenue
Revenue from contracts with customers	240,530	39,945
Other revenue	7,679	-

	248,209	39,945

Schedule of contract balances
	June 30 2021 £’000	December 31 2020 £‘000

Trade receivables	12,715	7,243
Contract assets	153	599
Contract liabilities	(15,668)	(9,059)

Schedule of revenue expected to be recognised in the future related to performance obligations
	Within one month as at June 30, 2021 £’000	Within one month as at December 31, 2020 £’000

Undelivered vehicles	13,678	9,059